401(k) SAVINGS PLANS	12 Months Ended
Dec. 31, 2011
401(k) SAVINGS PLANS
401(k) SAVINGS PLANS

15. 401(k) SAVINGS PLANS

        Effective January 2004, the Company adopted a defined contribution 401(k) savings plan (the "Plan") for substantially all of its employees. The Company's contributions to the Plan are discretionary. The Company matched a range of 5% to 10% of employees' contributions in 2009, 2010 and 2011. The cost of contributions made by the Company to the plan was $79,000, $90,000 and $124,200 for the years ended December 31, 2009, 2010 and 2011, respectively.